NET FEE AND COMMISSION INCOME - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	£ 2,352	£ 2,195	£ 1,924
Fee and commission expense	(1,101)	(942)	(909)
Net fee and commission income	1,251	1,253	1,015
Current accounts
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	642	634	610
Credit and debit card fees
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	1,190	878	748
Commercial banking fees
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	196	284	169
Factoring
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	79	76	76
Other fees and commissions
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	£ 245	£ 323	£ 321